ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
1
Absolute Funds
Shares Security Description Value
Common Stock - 53.7%
Communication Services - 9.4%
860 Alphabet, Inc., Class A
(a)
$ 2,099,939
645 Alphabet, Inc., Class C
(a)(b)
1,616,576
1,686 Charter Communications, Inc., Class A
(a)
1,216,365
11,815 Discovery, Inc., Class C
(a)(c)
342,399
11,751 Facebook, Inc., Class A
(a)(b)
4,085,940
7,051 Liberty Media Corp.-Liberty SiriusXM
(a)
328,436
11,171 Motorola Solutions, Inc.
(b)
2,422,431
12,112,086
Consumer Discretionary - 14.5%
947 Amazon.com, Inc.
(a)(b)
3,257,831
674 Booking Holdings, Inc.
(a)
1,474,773
9,271 CarMax, Inc.
(a)
1,197,350
7,555 Expedia Group, Inc.
(a)
1,236,829
11,180 Fisker, Inc.
(a)
215,550
40,800 General Motors Co.
(a)(b)(c)
2,414,136
55,330 Gildan Activewear, Inc.
(b)
2,042,784
16,109 Hasbro, Inc. 1,522,623
11,805 Las Vegas Sands Corp.
(a)(c)
622,005
9,121 Lowe's Cos., Inc.
(b)
1,769,200
199 NVR, Inc.
(a)
989,687
3,901 Spark Networks SE, ADR
(a)
20,207
10,523 The Walt Disney Co.
(a)(b)
1,849,628
18,612,603
Consumer Staples - 2.8%
39,810 Coty, Inc., Class A
(a)
371,826
32,630 Philip Morris International, Inc.
(c)
3,233,959
3,605,785
Financials - 12.6%
16,460 American Express Co.
(b)
2,719,686
9,302 Aon PLC, Class A
(b)
2,220,945
11,725 Apollo Global Management, Inc. 729,295
7,454 Berkshire Hathaway, Inc., Class B
(a)(b)
2,071,616
5,852 Citigroup, Inc.
(b)
414,029
9,171 JPMorgan Chase & Co.
(b)
1,426,457
10,659 Northern Trust Corp.
(b)
1,232,394
26,751 The Blackstone Group, Inc., Class A
(b)
2,598,592
19,185 The Charles Schwab Corp.
(b)
1,396,860
5,566 Visa, Inc., Class A
(b)
1,301,442
16,111,316
Health Care - 1.6%
6,854 Becton Dickinson and Co.
(b)
1,666,824
14,859 Covetrus, Inc.
(a)
401,193
2,068,017
Industrials - 3.2%
4,618 Keysight Technologies, Inc.
(a)(b)
713,066
2,666 Lockheed Martin Corp.
(b)
1,008,681
26,267 Quanta Services, Inc.
(b)
2,379,002
4,100,749
Information Technology - 9.6%
29,307 Apple, Inc.
(b)
4,013,887
3,862 Arista Networks, Inc.
(a)(b)
1,399,241
6,656 Autodesk, Inc.
(a)(b)
1,942,887
15,215 GoDaddy, Inc., Class A
(a)
1,323,097
5,427 salesforce.com, Inc.
(a)
1,325,653
8,235 Splunk, Inc.
(a)
1,190,616
16,471 SS&C Technologies Holdings, Inc. 1,186,900
12,382,281
Total Common Stock (Cost $46,848,742) 68,992,837
Shares Security Description Value
Money Market Fund - 46.2%
59,370,555 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.01%
(d)
(Cost $59,370,555) 59,370,555

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
2
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 6.0%
Call Options Purchased - 4.0%
450 AT&T, Inc. $ 25.00 01/22 $ 1,125,000 $ 173,250
21 Becton Dickinson and Co. 230.00 01/22 483,000 46,935
56 Bristol-Myers Squibb Co. 60.00 01/22 336,000 42,560
64 Bristol-Myers Squibb Co. 45.00 01/22 288,000 139,520
129 Comcast Corp. 55.00 01/22 709,500 61,920
87 CVS Health Corp. 57.50 01/22 500,250 226,635
33 EOG Resources, Inc. 90.00 10/21 297,000 16,170
66 EOG Resources, Inc. 100.00 01/22 660,000 29,700
1,551 General Motors Co. 75.00 09/21 11,632,500 58,938
290 Merck & Co., Inc. 92.50 07/21 2,682,500 290
62 Merck & Co., Inc. 92.50 01/22 573,500 4,650
113 Mondelez International, Inc. 50.00 01/23 565,000 153,115
138 Morgan Stanley 60.00 01/23 828,000 450,570
72 Occidental Petroleum Corp. 30.00 01/22 216,000 44,280
123 Philip Morris International, Inc. 75.00 01/22 922,500 304,117
209 Philip Morris International, Inc. 120.00 06/22 2,508,000 30,305
60 Pioneer Natural Resources Co. 195.00 12/21 1,170,000 35,100
7,927 SPDR S&P 500 ETF Trust 431.00 07/21 341,653,700 7,927
2,000 SPDR S&P 500 ETF Trust 440.00 07/21 88,000,000 38,000
2,399 SPDR S&P 500 ETF Trust 442.00 08/21 106,035,800 447,413
5,588 SPDR S&P 500 ETF Trust 465.00 01/22 259,842,000 2,332,990
155 The Coca-Cola Co. 45.00 01/23 697,500 157,325
32 United Parcel Service, Inc. 155.00 01/22 496,000 173,120
2,675 Verizon Communications, Inc. 65.00 07/21 17,387,500 5,350
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 103,673
Total Call Options Purchased (Premiums Paid $5,424,508) 5,083,853
Put Options Purchased - 2.0%
6,343 SPDR S&P 500 ETF Trust 410.00 07/21 271,518,458 6,343
4,753 SPDR S&P 500 ETF Trust 390.00 07/21 203,456,918 4,753
6,388 SPDR S&P 500 ETF Trust 400.00 08/21 273,444,728 1,711,984
6,388 SPDR S&P 500 ETF Trust 375.00 08/21 273,444,728 798,500
Total Put Options Purchased (Premiums Paid $3,792,435) 2,521,580
Total Purchased Options (Premiums Paid $9,216,943) 7,605,433
Investments, at value - 105.9% (Cost $115,436,240) $ 135,968,825
Total Written Options - (7.0)% (Premiums Received $(9,642,522)) (8,958,299)
Other Assets & Liabilities, Net - 1.1% 1,442,454
Net Assets - 100.0% $ 128,452,980

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2021
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (7.0)%
Call Options Written - (5.3)%
(4) Alphabet, Inc. $ 2,700.00 01/22 $ 1,002,528 $ (43,580)
(2) Amazon.com, Inc. 3,500.00 01/22 688,032 (51,350)
(50) American Express Co. 170.00 01/22 826,150 (50,700)
(28) Aon PLC 250.00 01/22 668,528 (36,680)
(65) Apple, Inc. 135.00 01/22 890,240 (75,400)
(11) Arista Networks, Inc. 360.00 01/22 398,541 (40,128)
(14) Autodesk, Inc. 290.00 01/22 408,660 (39,032)
(13) Becton Dickinson and Co. 250.00 01/22 316,147 (15,470)
(20) Berkshire Hathaway, Inc. 270.00 01/22 555,840 (38,500)
(17) Citigroup, Inc. 75.00 01/22 120,275 (6,375)
(25) Facebook, Inc. 350.00 01/22 869,275 (79,000)
(80) General Motors Co. 57.50 01/22 473,360 (52,400)
(157) Gildan Activewear, Inc. 40.00 12/21 579,644 (29,045)
(27) JPMorgan Chase & Co. 155.00 01/22 419,958 (27,540)
(13) Keysight Technologies, Inc. 155.00 01/22 200,733 (15,535)
(7) Lockheed Martin Corp. 380.00 01/22 264,845 (13,510)
(27) Lowe's Cos., Inc. 195.00 01/22 523,719 (37,260)
(30) Motorola Solutions, Inc. 220.00 01/22 650,550 (35,700)
(32) Northern Trust Corp. 110.00 01/22 369,984 (36,000)
(80) Quanta Services, Inc. 100.00 02/22 724,560 (36,000)
(1,599) SPDR S&P 500 ETF Trust 420.00 08/21 (68,446,794) (2,264,184)
(1,599) SPDR S&P 500 ETF Trust 410.00 08/21 (68,446,794) (3,599,349)
(80) The Blackstone Group, Inc. 100.00 01/22 777,120 (42,240)
(58) The Charles Schwab Corp. 75.00 01/22 422,298 (29,870)
(30) The Walt Disney Co. 175.00 01/22 527,310 (40,950)
(15) Visa, Inc. 235.00 01/22 350,730 (21,075)
(69) Walgreens Boots Alliance, Inc. 50.00 01/22 (363,009) (37,605)
Total Call Options Written (Premiums Received $(6,638,720)) (6,794,478)
Put Options Written - (1.7)%
(12) Alibaba Group Holding, Ltd. 210.00 01/22 252,000 (18,480)
(131) Camping World Holdings, Inc. 30.00 01/22 393,000 (28,493)
(158) Comcast Corp. 40.00 01/22 632,000 (9,085)
(87) Discovery, Inc. 35.00 12/21 304,500 (64,380)
(90) Discovery, Inc. 32.50 12/21 292,500 (48,600)
(33) EOG Resources, Inc. 70.00 01/23 231,000 (33,825)
(122) General Motors Co. 75.00 01/22 915,000 (208,925)
(600) Invesco QQQ Trust ETF 330.00 08/21 19,800,000 (193,200)
(62) Las Vegas Sands Corp. 62.50 01/22 387,500 (75,640)
(26) Merck & Co., Inc. 85.00 01/22 221,000 (19,760)
(97) Merck & Co., Inc. 65.00 01/22 630,500 (14,938)
(138) MGM Resorts International 45.00 01/22 621,000 (88,320)
(84) MGM Resorts International 40.00 01/22 336,000 (31,500)
(91) Morgan Stanley 75.00 01/22 682,500 (21,294)
(30) Peloton Interactive, Inc. 85.00 01/22 255,000 (13,575)
(60) Philip Morris International, Inc. 80.00 01/23 480,000 (32,400)
(26) Pioneer Natural Resources Co. 150.00 01/22 390,000 (31,070)
(15) Pioneer Natural Resources Co. 150.00 01/23 225,000 (35,250)
(6,343) SPDR S&P 500 ETF Trust 395.00 07/21 250,548,500 (6,343)
(6,388) SPDR S&P 500 ETF Trust 385.00 08/21 245,938,000 (1,066,796)
(134) Verizon Communications, Inc. 60.00 01/22 804,000 (85,224)
(73) ViacomCBS, Inc. 40.00 01/22 292,000 (24,236)
(15) Zillow Group, Inc. 100.00 01/22 150,000 (12,487)
Total Put Options Written (Premiums Received $(3,003,802)) (2,163,821)
Total Written Options - (7.0)% (Premiums Received $(9,642,522)) $ (8,958,299)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2021
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Subject to put option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2021.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,112,086 $ – $ – $ 12,112,086
Consumer Discretionary 18,612,603 – – 18,612,603
Consumer Staples 3,605,785 – – 3,605,785
Financials 16,111,316 – – 16,111,316
Health Care 2,068,017 – – 2,068,017
Industrials 4,100,749 – – 4,100,749
Information Technology 12,382,281 – – 12,382,281
Money Market Fund – 59,370,555 – 59,370,555
Purchased Options 3,657,035 3,948,398 – 7,605,433
Investments at Value $ 72,649,872 $ 63,318,953 $ – $ 135,968,825
Total Assets $ 72,649,872 $ 63,318,953 $ – $ 135,968,825
Liabilities
Other Financial Instruments*
Written Options (4,444,055) (4,514,244) – (8,958,299)
Total Liabilities $ (4,444,055) $ (4,514,244) $ – $ (8,958,299)